Right-of-use assets	12 Months Ended
Dec. 31, 2022
Right-of-use Assets
Right-of-use assets

14. Right-of-use assets:

There is no discount rate implicit in the Anguilla office operating lease agreement, so the Company estimated a 5% discount rate for the incremental borrowing rate for the lease as of the adoption date, January 1, 2020. There is no discount rate implicit in the license agreement, so the Company estimated a 12% discount rate for the incremental borrowing rate for the licenses as of the adoption date, January 1, 2019.

Effective April 1, 2019, we recognized lease assets and liabilities of $125,474, in relation to the Vancouver office. We estimated a discount rate of 4.12%.

We elected the package of practical expedients permitted under the transition guidance within Topic 842, which allowed us to carry forward prior conclusions about lease identification, classification and initial direct costs for leases entered into prior to adoption of Topic 842.

Additionally, we elected to not separate lease and non-lease components for all of our leases. For leases with a term of 12 months or less, our current offices, we elected the short-term lease exemption, which allowed us to not recognize right-of-use assets or lease liabilities for qualifying leases existing at transition and new leases we may enter into in the future, as there is significant uncertainty on whether the leases will be renewed.

The right-of-use assets as at December 31, 2022, is summarized as follows:

	2022	2021	2020

Opening balance for the year	$65,464	$106,315	$134,914
Capitalization of additional license leases	-	-	25,472
Amortization of operating lease right-of use assets	(28,935)	(40,851)	(54,071)
Closing balance for the year	$36,529	$65,464	$106,315

The operating lease as at December 31, 2022, is summarized as follows:

As at December 31, 2022
Office lease
2023	33,159
2024	7,607
Total lease payments	$40,766
Less: Interest	(1,210)
Present value of lease liabilities	$39,556

Amounts recognized on the balance sheet
Current lease liabilities	$32,116
Long-term lease liabilities	7,440
Total lease payments	$39,556

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2022, 2021 and 2020

14.	Right-of-use assets: (Continued)

	2022	2021	2020

Opening balance for the year	$74,067	$103,918	$127,615
Payments on operating lease liabilities	(34,511)	(29,851)	(23,697)
Closing balance for the year	39,556	74,067	103,918
Less: current portion	(32,116)	(32,068)	(30,083)
Operating lease liabilities – non-current portion as at end of year	$7,440	$41,999	$73,835